Investments (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other-Than-Temporary Impairments
Other than temporary Impairments	$ 53	$ 3,296	$ 4,263
OTTI recognized in other comprehensive income	0	312	(12)
Fixed maturity securities
Credit loss impairments on fixed maturity securities for which a portion of the OTTI loss was recognized in AOCI
Balance, beginning of year	29,374	29,322	29,247
Additions for credit loss impairments recognized in the current period on securities not previously impaired	0	554	1,045
Additions for credit loss impairments recognized in the current period on securities previously impaired	14	445	251
Reductions for securities which the amount previously recognized in other comprehensive income was recognized in earnings because the entity intends to sell the security	0	0	(75)
Reductions for increases in cash flows expected to be collected that are recognized over the remaining life of the security	(403)	(153)	(201)
Reductions for credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	(2,015)	(794)	(945)
Balance, end of year	$ 26,970	$ 29,374	$ 29,322